CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Total
Balances at Dec. 31, 2011	$ 8,797		$ 715,098	$ 62,497	$ 269,278	$ 6,679	$ 1,062,349
Balances (in shares) at Dec. 31, 2011	66,143,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	56		4,402				4,458
Issuance of ordinary shares pursuant to stock plans (in shares)	418,000
Issuance of ordinary shares pursuant to convertible bond conversion	10		1,990				2,000
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)	78,000
Non-cash stock-based compensation expenses			16,252			3,106	19,358
Sale of subsidiaries' shares to non-controlling interest			(7,477)			4,020	(3,457)
Settlement of share-based awards in a subsidiary			5,984			(4,754)	1,230
Net income					31,738	117	31,855
Unrealized gain on available-for-sale securities, net				30,373			30,373
Currency translation adjustments				(2,328)		35	(2,293)
Balances at Dec. 31, 2012	8,863		736,249	90,542	301,016	9,203	1,145,873
Balances (in shares) at Dec. 31, 2012	66,639,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	74		11,536				11,610
Issuance of ordinary shares pursuant to stock plans (in shares)	555,000
Repurchase of ordinary shares (Note 18)		(99,975)					(99,975)
Repurchase of ordinary shares (Note 18) (in shares)		(1,172,000)					(1,171,900)
Non-cash stock-based compensation expenses			15,859			4,105	19,964
Sale (purchase) of subsidiaries' shares from non-controlling interest			(539)			4,272	3,733
Sale of subsidiaries' shares to non-controlling interest						479,612	479,612
Settlement of share-based awards in a subsidiary			14,802			(11,925)	2,877
Net income					45,132	(1,302)	43,830
Unrealized gain on available-for-sale securities, net				46,787			46,787
Currency translation adjustments				20,864		443	21,307
Balances at Dec. 31, 2013	8,937	(99,975)	777,907	158,193	346,148	484,408	1,675,618
Balances (in shares) at Dec. 31, 2013	67,194,000	(1,172,000)					67,194,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	54		7,803				7,857
Issuance of ordinary shares pursuant to stock plans (in shares)	411,000
Repurchase of ordinary shares (Note 18)		(249,004)					(249,004)
Repurchase of ordinary shares (Note 18) (in shares)		(6,399,000)					(6,398,917)
Non-cash stock-based compensation expenses			18,714			13,779	32,493
Sale (purchase) of subsidiaries' shares from non-controlling interest			79			8,145	8,224
Settlement of share-based awards in a subsidiary			975			911	1,886
Proceeds from Weibo IPO, net of issuance costs			301,278				301,278
SINA sale Weibo shares to Alibaba			346,667				346,667
Conversion of Weibo preferred shares to ordinary shares and adjustments to non-controlling interests			216,394			(216,394)
Deemed contribution from exercise of Weibo call option by Alibaba			76,476				76,476
Net income					176,802	(15,031)	161,771
Unrealized gain on available-for-sale securities, net				75,450			75,450
Currency translation adjustments				(17,126)		(320)	(17,446)
Balances at Dec. 31, 2014	$ 8,991	$ (348,979)	$ 1,746,293	$ 216,517	$ 522,950	$ 275,498	$ 2,421,270
Balances (in shares) at Dec. 31, 2014	67,605,000	(7,571,000)					67,605,000